Income tax (Tables)	12 Months Ended
Jun. 30, 2025
Major components of tax expense (income) [abstract]
Summary of recognized in profit or loss	Amounts recognized in profit or loss:

	June 30, 2025	June 30, 2024
	$	$
Current tax expense
Current year	4,331	3,006
Changes in prior years position	(478)	(803)
	3,853	2,203
Deferred tax recovery
Origination and reversal of temporary differences	(5,139)	(4,733)
Changes in tax rate & deferred tax asset not recognized	53	918
Changes in prior years position	(100)	772
	(5,186)	(3,043)

Summary of recognized in OCI	Amounts recognized in OCI:

	June 30, 2025			June 30, 2024
	Before tax	Tax benefit	Net of tax	Before tax	Tax benefit	Net of tax
	$	$	$	$	$	$
Change in fair value of interest rate swaps, net of tax	(751)	190	(561)	(940)	231	(709)

Summary of reconciliation of effective tax rate	Reconciliation of effective tax rate:

	June 30, 2025	June 30, 2024
	$	$
Loss before tax from continuing operations	(6,343)	(9,499)
Tax using the Company's domestic tax rate	(1,637)	(2,447)
Effect of tax rates in foreign jurisdictions	21	2
Changes in tax rate & deferred tax asset not recognized	53	918
Tax effect of:
Share based compensation	751	768
Other non-deductible expenses	(132)	9
Scientific Research and Experimental Development	(21)	88
Sale of VoIP Supply LLC	210	—
Gain on contingent consideration	—	52
Stock options deduction revaluation adjustment	—	(199)
Change in prior years position	(578)	(31)
	(1,333)	(840)

Summary of movements in deferred tax balances	Movements in deferred tax balances:

	Balance at July 1, 2024				Balance at June 30, 2025
	DTA/(DTL)	Recognized in profit or loss	Recognized in OCI	Other	Net	DTA	DTL
	$	$	$	$	$	$	$
Non-deductible reserves	3,800	(1,047)	—	—	2,753	2,753	—
SR&ED investment tax credits, net of 12(1)(x)	2,364	53	—	(406)	2,011	2,011	—
Property, plant and equipment	(1,474)	404	—	—	(1,070)	—	(1,070)
Intangible assets including goodwill	(26,586)	6,757	—	—	(19,829)	—	(19,829)
Deferred development costs	(72)	884	—	—	812	812	—
Non-capital/Net operating losses carried forward	11,874	(667)	—	—	11,207	11,207	—
Right of use liabilities	2,896	(809)	—	—	2,087	2,087	—
Right of use assets & other	(2,605)	774	—	—	(1,831)	—	(1,831)
Share issuance cost	227	(227)	—	—	—	—	—
163J interest	2,434	(936)	—	—	1,498	1,498	—
Interest Swap	(418)	—	190	4	(224)	—	(224)
Tax assets (liabilities) before set-off	(7,560)	5,186	190	(402)	(2,586)	20,368	(22,954)
Set-off of tax						18,657	(18,657)
Net tax assets (liabilities)						1,711	(4,297)

	Balance at July 1, 2023				Balance at June 30, 2024
	DTA/(DTL)	Recognized in profit or loss	Recognized in OCI	Other	Net	DTA	DTL
	$	$	$	$	$	$	$
Non-deductible reserves	5,041	(1,241)	—	—	3,800	3,800	—
SR&ED investment tax credits, net of 12(1)(x)	2,193	(80)	—	251	2,364	2,364	—
Property, plant and equipment	(1,960)	486	—	—	(1,474)	49	(1,523)
Intangible assets including goodwill	(33,200)	6,614	—	—	(26,586)	—	(26,586)
Deferred development costs	(680)	608	—	—	(72)	—	(72)
Non-capital/Net operating losses carried forward	13,600	(1,726)	—	—	11,874	11,874	—
Right of use liabilities	3,621	(725)	—	—	2,896	2,896	—
Right of use assets & other	(3,320)	715	—	—	(2,605)	—	(2,605)
Share issuance cost	521	(294)	—	—	227	227	—
Equity Incentive Plan	152	(152)	—	—	—	—	—
163J interest	3,596	(1,162)	—		2,434	2,434	—
Interest Swap	(649)	—	231	—	(418)	—	(418)
Tax assets (liabilities) before set-off	(11,085)	3,043	231	251	(7,560)	23,644	(31,204)
Set-off of tax						21,310	(21,309)
Net tax assets (liabilities)						2,334	(9,895)

Summary of unrecognized deferred tax asset	Unrecognized deferred tax asset:

	June 30, 2025		June 30, 2024
	Gross amount	Tax effect	Gross amount	Tax effect
	$	$	$	$
Capital losses carried forward Canada	41	10	41	10
Capital losses carried forward USA	12,885	3,271	12,885	3,302
Non-capital losses - STC Canada	48	12	48	12
Net operating loss - Australia	2,811	843	2,302	691